GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 905,187	$ 808,693
Stockholders' deficit	$ (905,187)	$ (808,693)	$ (2,036,440)	$ (5,338,066)